NON-CONTROLLING INTERESTS (Tables)	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Notes and other explanatory information [abstract]
Schedule of non-controlling interest

	December 31, 2023	October 31, 2023	October 31, 2022	October 31, 2021
	$	$	$	$
Balance, beginning of year	983,717	2,006,479	2,033,986	(33,383)
Non-controlling interest’s 13% share of GR Michigan	-	-	-	5,743
Non-controlling interest’s 100% share of Canopy	29,607	(129,279)	(27,507)	2,065,718
Acquisition of 87% of Canopy	-	(893,483)	-	-
Balance, end of year	1,013,324	983,717	2,006,479	2,033,986

	September 30, 2024	December 31, 2023
	$	$
Balance, beginning of period	1,013,324	983,717
Canopy buyout of 13% minority interest	(570,995)	-
and acquisition of an additional 20% of Golden Harvests
Distributions to Golden Harvest minority interest	(360,000)	-
Non-controlling interest share of Golden Harvests	233,532	29,607
Acquisition of 43.48% of West New York	650,000	-
Non-controlling interest share of West New York	37,446	-
Balance, end of period	1,003,307	1,013,324

Schedule of summarized financial information

	December 31, 2023	October 31, 2023	October 31, 2022	October 31, 2021
	$	$	$	$
Current assets	-	-	-	1,453
Non-current assets	-	-	-	-
Current liabilities	-	-	-	-
Non-current liabilities	-	-	-	-
Net loss for the year	-	-	-	48,867

	September 30, 2024	December 31, 2023
	$	$
Current assets	4,234,539	4,521,194
Non-current assets	3,480,721	4,390,297
Current liabilities	5,955,966	2,275,147
Non-current liabilities	54,159	560,425
Net income for the period attributed to non-controlling interest	109,456	29,607

Schedule of summarized financial information

	December 31, 2023	October 31, 2023	October 31, 2022	October 31, 2021
	$	$	$	$
Current assets	4,521,194	4,192,902	3,200,701	3,093,330
Non-current assets	4,390,297	4,016,860	3,741,309	4,023,521
Current liabilities	2,275,147	2,048,167	2,337,695	1,708,330
Non-current liabilities	560,425	253,340	715,461	1,225,804
Advances due to parent	-	-	-	530,020
Net income (loss) for the year	29,607	(129,279)	(27,507)	2,196,479

	September 30, 2024	December 31, 2023
	$	$
Non-current assets	1,186,861	-
Net income for the period attributed to non-controlling interest	21,321	-